COMMITMENTS AND CONTINGENCIES (Schedule of Rent Expense) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lessee, Lease, Description [Line Items]
Total Operating Leases rent expense	$ 21,341	$ 12,104
FP Mailing [Member]
Lessee, Lease, Description [Line Items]
Total Operating Leases rent expense	375	372
Brewsmart Beverage/A. Antique Coffee Services [Member]
Lessee, Lease, Description [Line Items]
Total Operating Leases rent expense	320	235
New Lane [Member]
Lessee, Lease, Description [Line Items]
Total Operating Leases rent expense	1,800	500
Canon [Member]
Lessee, Lease, Description [Line Items]
Total Operating Leases rent expense	10,144	10,997
Apple Financial Services [Member]
Lessee, Lease, Description [Line Items]
Total Operating Leases rent expense	5,018
Ring Power [Member]
Lessee, Lease, Description [Line Items]
Total Operating Leases rent expense	1,688
Ascentium Leasing [Member]
Lessee, Lease, Description [Line Items]
Total Operating Leases rent expense	1,060
NFS Leasing [Member]
Lessee, Lease, Description [Line Items]
Total Operating Leases rent expense	$ 936